Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 140,279	$ 107,334
Non-capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	19,145	7,209
Financing fees [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	1,383	4,474
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	107,785	67,717
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	4,282	3,656
Capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	0	7,723
Convertible note receivable [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	951	648
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 6,733	$ 15,907